Note 21 - Parent Company	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
21.	PARENT COMPANY
Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2016	2015
ASSETS
Cash and due from banks	$2,543	$1,329
Investment securities available for sale	1,139	814
Investment in nonbank subsidiary	2,360	2,418
Investment in subsidiary bank	76,365	73,061
Other assets	2,837	2,475

TOTAL ASSETS	$85,244	$80,097

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	-	9,499
Other liabilities	36	43
TOTAL LIABILITIES	8,284	17,790

STOCKHOLDERS' EQUITY	76,960	62,307

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$85,244	$80,097

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2016	2015	2014

INCOME
Dividends from subsidiary bank	$3,400	$4,023	$3,142
Other	24	19	8
Total income	3,424	4,042	3,150

EXPENSES
Interest expense	366	290	304
Other	1,856	860	816
Total expenses	2,222	1,150	1,120

Income before income tax benefit	1,202	2,892	2,030

Income tax benefit	(561)	(386)	(378)

Income before equity in undistributed net income of subsidiaries	1,763	3,278	2,408

Equity in undistributed net income of subsidiaries	4,653	3,587	4,772

NET INCOME	$6,416	$6,865	$7,180

Comprehensive Income	$5,222	$6,712	$11,965

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2016	2015	2014

OPERATING ACTIVITIES
Net income	$6,416	$6,865	$7,180
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(4,710)	(3,703)	(4,798)
Equity in undistributed net loss of EMORECO	57	116	26
Stock-based compensation expense	29	18	10
Other	(484)	(503)	(409)
Net cash provided by operating activities	1,308	2,793	2,009

FINANCING ACTIVITIES
Net (decrease) increase in short-term borrowings	(9,499)	6,363	(759)
Purchase of treasury stock	-	(6,784)	-
Common stock issued	11,210	-	-
Stock options exercised	(6)	(7)	(50)
Proceeds from dividend reinvestment plan	519	651	590
Cash dividends	(2,318)	(2,153)	(2,121)
Net cash used for financing activities	(94)	(1,930)	(2,340)

Increase (decrease) in cash	1,214	863	(331)

CASH AT BEGINNING OF YEAR	1,329	466	797

CASH AT END OF YEAR	$2,543	$1,329	$466